Related Party Transactions	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Related Party Transactions

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In February 2020, the Sponsor purchased 8,625,000 shares (the “Founder Shares”) of the Company’s Class B common stock for an aggregate price of $25,000. In April 2020, the Sponsor transferred 25,000 Founder Shares to each of the Company’s director nominees, for a total amount of 75,000 Founder Shares transferred. On May 20, 2020, the Company effected a stock dividend of 1,725,000 shares with respect to the Class B common stock, resulting in the initial stockholders holding an aggregate of 10,350,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the stock dividend. The Founder Shares will automatically convert into shares of Class A common stock at the time of a business combination, on a one-for-one basis, subject to certain adjustments, as described in Note 7.

The Founder Shares included an aggregate of up to 1,350,000 shares of Class B common stock subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the number of Founder Shares would collectively represent approximately 20% of the Company’s issued and outstanding shares after the Initial Public Offering. As a result of the underwriters’ election to partially exercise their over-allotment option on June 9, 2020 and their election to exercise their remaining over-allotment option on June 26, 2020, the 1,350,000 Founder Shares are no longer subject to forfeiture.

The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier of (A) one year after the completion of a business combination and (B) subsequent to a business combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30‑trading day period commencing at least 150 days after a business combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property.

Promissory Note — Related Party

On February 12, 2020, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and payable on the earlier of December 31, 2020 or the consummation of the Initial Public Offering. As of May 26, 2020, there was $191,000 outstanding under the Promissory Note, of which such amount was repaid on May 27, 2020.

Related Party Loans

In addition, in order to finance transaction costs in connection with a business combination, the Sponsor, an affiliate of the Sponsor, or certain of the Company’s officers and directors or their affiliates was entitled to, but was not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a business combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a business combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a business combination, without interest, or, at the lender’s discretion, up to $2,000,000 of such Working Capital Loans may be convertible into warrants of the post business combination entity. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2020, no Working Capital Loans were outstanding.

Administrative Support Agreement

The Company entered into an agreement whereby, commencing on May 26, 2020 through the earlier of the Company’s consummation of a business combination or its liquidation, the Company agreed to pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities, administrative and support services. For the period from February 4, 2020 (inception) through December 31, 2020, the Company incurred and paid $70,000 in fees for these services.

BFLY Operations Inc
Related Party Transactions

Note 14. Related Party Transactions

The Company subleases office and laboratory spaces from 4Catalyzer (“4C”), a company under common ownership, and also leases a facility from a company that is managed and owned by members of the Rothberg family, the majority shareholders. During 2020 and 2019, the Company incurred a total of approximately $0.5 million and $0.4 million, respectively, in rent expenses to the related parties.

The Company also makes payments to 4C to prefund the acquisition of capital assets and these amounts are included in prepaid expenses and other current assets on the consolidated balance sheet. The Company reviewed the assets for impairment during the fourth quarter of fiscal 2020 as the asset is not expected to be utilized in subsequent periods. The Company recorded an impairment charge of $1.4 million during the year ended December 31, 2020. The prepaid advances were $1.5 million at December 31, 2019.

On November 12, 2020, the Company entered into an Amended and Restated Technology Services Agreement (the “ARTSA”) by and among 4C, the Company and other participant companies controlled by the Rothberg family. Under the ARTSA, the Company and the other participant companies agreed to share certain non-core technologies, which means any technologies, information or equipment owned or otherwise controlled by the participant company that are not specifically related to the core business area of the participant and subject to certain restrictions on use. The ARTSA also provides for 4C to perform certain services for the Company and each other participant company, such as general administration, facilities, information technology, financing, legal, human resources and other services. 4C services provided to the Company are pre-funded approximately once a quarter. The Company incurred expenses of $5.1 million and $7.3 million during the years ended December 31, 2020 and 2019, respectively. These expenditures are recorded within the accompanying consolidated statements of operations and comprehensive loss and allocated to the proper operating expense caption based on the nature of the service. The amount due to 4C as of December 31, 2020 and 2019, was $0.1 million and $0.0 million, respectively, and is included in due to related parties on the Company’s consolidated balance sheets. The amounts advanced to and due from 4C as of December 31, 2020 and 2019 related to operating expenses was $0.0 million and $0.8 million, respectively, and is included in due from related parties on the Company’s consolidated balance sheets.

The ARTSA also provides for the participant companies to provide other services to each other. The Company also has transactions with other entities under common ownership, in which such entities make payments to independent third parties on behalf of the Company. As of December 31, 2020 and 2019, the Company owed $0.01 million and $0.0 million, respectively, relative to such payments made on their behalf, which are included in due to related parties in the Company’s consolidated balance sheets. In addition, the Company has transactions with these other entities under common ownership, in which payments are made by the Company to third parties on behalf of the other entities. As of December 31, 2020 and 2019, the Company’s receivable is $0.04 million and $0.0 million, respectively. All amounts are paid or received throughout the year within 30 days after the end of each month.

On November 19, 2020, Butterfly and 4C entered into the First Addendum to the ARTSA, pursuant to which Butterfly agreed to terminate its participation under the ARTSA no later than immediately prior to the effective time of the business combination described in Note 18 “Subsequent Events”.